Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,912,901,189	$ 423,663,906	¥ 803,270,815	¥ 44,989,215
Short-term amounts due from related parties			1,253,833
Other current assets	21,323,376	3,101,357	11,305,891
Total current assets	4,754,581,644	691,525,219	1,108,250,489
Non-current assets
Total non-current assets	2,546,558,560	370,381,581	888,617,088
Total assets	7,301,140,204	1,061,906,800	1,996,867,577
LIABILITY
Total liability	2,045,773,376	297,545,399	736,859,955
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares			3,941,846,076
Shareholders' (deficit) equity
Class A Ordinary shares (par value of US$0.0001 per share; nil and 420,674,280 shares authorized as of December 31, 2017 and 2018, respectively; nil and 223,484,172 shares issued and outstanding as of December 31, 2017 and 2018, respectively)			83,145
Additional paid-in capital	4,444,078,463	646,364,404	4,100,000
Accumulated other comprehensive (loss) income	109,452,996	15,919,278	(398,698)
(Accumulated deficit) Retained earnings	698,036,438	101,525,188	(2,711,414,472)
Total shareholders' (deficit) equity	5,255,366,828	764,361,401	(2,681,838,454)	¥ (3,730,758,892)	¥ (3,866,116,954)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	7,301,140,204	1,061,906,800	1,996,867,577
Common Class A [Member]
Shareholders' (deficit) equity
Class A Ordinary shares (par value of US$0.0001 per share; nil and 420,674,280 shares authorized as of December 31, 2017 and 2018, respectively; nil and 223,484,172 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	151,482	22,032
Common Class B [Member]
Shareholders' (deficit) equity
Class A Ordinary shares (par value of US$0.0001 per share; nil and 420,674,280 shares authorized as of December 31, 2017 and 2018, respectively; nil and 223,484,172 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	52,778	7,676
Series A-2 preferred shares [Member]
Shareholders' (deficit) equity
Series A-2 preferred shares (US$0.0001 par value; 2,179,215 and nil shares authorized and outstanding as of December 31, 2017 and 2018, respectively)			1,450
Parent Company [Member]
Current assets
Cash and cash equivalents	870,524,651	126,612,559
Short-term amounts due from related parties	1,076,006,991	156,498,726
Other current assets	2,370,382	344,758
Total current assets	1,948,902,024	283,456,043
Non-current assets
Investments in subsidiaries, VIE and VIE's subsidiaries	3,302,870,133	480,382,535	1,260,007,622
Total non-current assets	3,302,870,133	480,382,535	1,260,007,622
Total assets	5,251,772,157	763,838,578	1,260,007,622
LIABILITY
Total liability	0	0	0
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares			3,941,846,076
Shareholders' (deficit) equity
Class A Ordinary shares (par value of US$0.0001 per share; nil and 420,674,280 shares authorized as of December 31, 2017 and 2018, respectively; nil and 223,484,172 shares issued and outstanding as of December 31, 2017 and 2018, respectively)			83,145
Additional paid-in capital	4,444,078,463	646,364,404	4,100,000
Accumulated other comprehensive (loss) income	109,452,996	15,919,278	(398,698)
(Accumulated deficit) Retained earnings	698,036,438	101,525,188	(2,685,624,351)
Total shareholders' (deficit) equity	5,251,772,157	763,838,578	(2,681,838,454)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	5,251,772,157	763,838,578	1,260,007,622
Parent Company [Member] | Series A-1 [Member]
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares			1,501,153,698
Parent Company [Member] | Series A-3 [Member]
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares			307,816,408
Parent Company [Member] | Series B [Member]
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares			2,132,875,970
Parent Company [Member] | Common Class A [Member]
Shareholders' (deficit) equity
Class A Ordinary shares (par value of US$0.0001 per share; nil and 420,674,280 shares authorized as of December 31, 2017 and 2018, respectively; nil and 223,484,172 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	151,482	22,032
Parent Company [Member] | Common Class B [Member]
Shareholders' (deficit) equity
Class A Ordinary shares (par value of US$0.0001 per share; nil and 420,674,280 shares authorized as of December 31, 2017 and 2018, respectively; nil and 223,484,172 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	¥ 52,778	$ 7,676
Parent Company [Member] | Series A-2 preferred shares [Member]
Shareholders' (deficit) equity
Series A-2 preferred shares (US$0.0001 par value; 2,179,215 and nil shares authorized and outstanding as of December 31, 2017 and 2018, respectively)			¥ 1,450